Leases - Narratives (Details)	Apr. 01, 2022 ft² item	Jun. 30, 2025	Dec. 31, 2024
Leases
Number of operating lease | item	1
Area of operating lease | ft²	5,969
Remaining term of lease (years)		2 years 29 days	2 years 6 months 29 days